Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

(202) 737-8833 (phone)

(202) 737-5184 (fax)

July 6, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Cap Fund, Inc.
● AB International Low Volatility Equity Portfolio
(File No. 2-29901 and 811-01716)

Ladies and Gentlemen:

On behalf of the above-referenced series of AB Cap Fund, Inc. (the “Fund”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund’s registration statement that was filed electronically with the Securities and Exchange Commission on June 30, 2023.

If you have any questions regarding the foregoing, please call me at the above referenced number.

Sincerely,

/s/ Lauren A. Clise
Lauren A. Clise